Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Financial Instruments and Risk Management
Financial Instruments and Risk Management

Note 6. Financial Instruments and Risk Management

Financial risk management and risk management framework

In terms of financial risks, the Company has exposure to liquidity risk and market risk comprising foreign exchange risk. This note presents information about the Company’s exposure to each of the above risks together with the Company’s objectives, policies and processes for measuring and managing risks. The Company’s Board of Directors monitors each of these risks on a regular basis and implements policies as and when they are required. Details of the current risk management policies are provided below.

Liquidity risk

As of the date of these consolidated financial statements the Company, with its current strategic plans, anticipates that the current cash position and the cash requirements per the 2024 Annual Budget will provide a positive cash runway into April 2025 assuming the prefunded warrants from the public offering in February 2024 are exercised before February 2025. Refer to Note 24 for detail on the February 2024 public offering. Additionally, refer to Note 2 for further discussion of the Company’s liquidity.

The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation.

The following are the contractual undiscounted outflows associated with the Company’s financial liabilities in the current and prior year:

	December 31, 2023
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total

	(USD in thousands)
Borrowings	$8,648	$11,970	$391	$11,455	$123	$11,970
Lease payables	2,222	3,033	338	1,422	1,273	3,033
Trade payables	2,689	2,689	2,689	—	—	2,689
Provisions	149	149	—	—	149	149
Other payables	112	112	112	—	—	112
Total	$13,820	$17,953	$3,530	$12,877	$1,545	$17,953

	December 31, 2022
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total

	(USD in thousands)
Borrowings	$8,000	$11,859	$360	$1,531	$9,968	$11,859
Lease payables	2,255	2,255	147	788	1,320	2,255
Trade payables	2,085	2,085	2,085	—	—	2,085
Provisions	144	144	—	—	144	144
Other payables	312	312	312	—	—	312
Total	$12,796	$16,655	$2,904	$2,319	$11,432	$16,655

The financial liabilities include estimated or contractual interest rate payments.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The type of market risk that impacts the Company is currency risk. The Company does not currently have any loans or holdings that have a variable interest rate. Accordingly, the Company is not exposed to material interest rate risk.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The primary exposure derives from the Company’s operating expenses paid in foreign currencies, mainly USD and Australian dollars. This exposure is known as transaction exposure. Any reasonable or likely movements in foreign exchange rates would not have a material impact on the Company’s operating results. The Company’s policy for managing foreign currency risks is to convert cash received from financing activities to currencies consistent with the Company’s expected cash outflows.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument, leading to a financial loss for the Company. The Company’s exposure to credit risk is limited to deposits with banks with high credit ratings. Accordingly, the Company does not have material credit risk and no provision for credit risk is recognized.

Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The Company raises capital from the issue of equity, grants or borrowings. On a regular basis, management receives financial and operational performance reports that enable management to assess the adequacy of resources on hand and the Company’s liquidity position to determine future financing needs. For further information on financing needs refer to Note 2.

Fair values

Financial instruments measured at fair value in the consolidated statements of financial position are grouped into three levels of fair value hierarchy. This grouping is determined based on the lowest level of significant inputs used in fair value measurement, as follows:

1.	Level 1 – quoted prices in active markets for identical assets or liabilities.
2.	Level 2 – inputs other than quoted prices included within Level 1 that are observable for the instrument, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
3.	Level 3 – inputs for instruments that are not based on observable market data (unobservable inputs).

The following table summarizes the Company’s financial liabilities, and the category using the fair value hierarchy. Note, the Company did not have any financial assets measured at fair value on a recurring basis, as of December 31, 2023.

	Year Ended December 31, 2023
	Level 1	Level 2	Level 3

	(USD in thousands)
Financial liabilities measured at fair value
EIB Warrants	$190	$—	$—
2023 SPA Investor Warrants	$—	$—	$2,714
Total financial liabilities measured at fair value through profit or loss by level	$190	$—	$2,714
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,566
Loan from lessor	$—	$—	$1,022
Total financial liabilities measured at amortized cost by level	$—	$—	$9,588

During the year ended December 31, 2022, the Level 3 fair value for financial liabilities measured at amortized costs were $7.9 million and $1.1 million for the EIB Loan and Loan from lessor, respectively.

2023 SPA Investor Warrants

The Company issued 2023 SPA Investor Warrants to certain investors in connection with the securities purchase agreement entered into with MSD GHI a corporate venture capital arm of Merck & Co., Inc., Rahway, NJ, USA. The 2023 SPA Investor Warrants are accounted for in accordance with the financial instruments standards and were determined to be liability classified. The liability is measured initially at its fair value. The liability is subsequently remeasured at the redemption amount. The 2023 SPA Investor Warrants are classified in Level 3 of the fair value hierarchy due to the fact that the expected share price volatility is a significant input, and not observable in an active market. The fair value of the 2023 SPA Investor Warrants is determined using a Black-Scholes valuation model, considering relevant inputs, including the expected share price volatility, remaining contractual term, risk-free interest rate and expected dividend.

The 2023 SPA Investor Warrants are valued using a Black-Scholes option-pricing model,which includes the following significant unobservable inputs:

December 31, 2023
Exercise price	$0.71
Remaining contractual term (in years)	1.49
Expected share price volatility	85%
Risk-free interest rate	4.60%
Expected dividends	—

The 2023 SPA Investor Warrants are included in derivative liabilities on the consolidated statement of financial position. The change in estimated fair value is recognized within finance income or finance expense in the consolidated statement of comprehensive loss. On December 31, 2023, all other inputs and assumptions held constant, a 10% increase or decrease in volatility will change the fair value of the derivative liability to $3.0 million and $2.5 million, respectively.

The following table sets forth the changes to the Company’s 2023 SPA Investor Warrants derivative liability:

Derivative Liability
(USD in thousands)
Carrying amount at January 1, 2023	$—
Initial recognition of derivative liability	2,587
Remeasurement of derivative liability	127
Carrying amount at December 31, 2023	$2,714

EIB Warrants

The Company received the proceeds from the draw of the first tranche of the EIB Loan on February 17, 2022. In connection therewith, EIB received 351,036 EIB Warrants, at an exercise price of DKK 1 per warrant, which vested immediately, pursuant to the terms of a separate warrant agreement, the EIB Warrant Agreement. The EIB Warrants are exercisable at any time after issuance either net in cash or through payment of the exercise price and receipt of shares. Therefore, the warrant liability is recognized in full upon issuance.

The Company issued warrants in connection with the EIB Loan Agreement. The EIB Warrants liability is measured in full upon issuance. The liability is measured initially at its fair value and is subsequently remeasured at the redemption amount. The liability is classified in Level 1 of the fair value hierarchy. Due to the fact that the exercise price is insignificant compared to the share price, there is virtually no time value.

As the warrant liability is a non-cash financing cost the amount related to the initial recognition of the warrant liability is not included within the consolidated statements of cash flows.

The following table sets forth the changes to the Company’s EIB Warrant liability:

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2022	$—
Initial recognition of warrant liability	1,007
Remeasurement of warrant liability	(395)
Foreign currency translation	(39)
Carrying amount at December 31, 2022	$573
Remeasurement of warrant liability	(392)
Foreign currency translation	9
Carrying amount at December 31, 2023	$190